Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement of comprehensive income [abstract]
Profit	€ 56.4	€ 39.2	€ 166.4	€ 107.7
Other comprehensive income/(loss):
Actuarial losses on defined benefit pension plans	(13.6)	(28.0)	(22.1)	(59.0)
Taxation credit on measurement of defined benefit pension plans	4.4	7.2	7.1	14.5
Items not reclassified to the Statement of Profit or Loss	(9.2)	(20.8)	(15.0)	(44.5)
Loss/(gain) on investment in foreign subsidiary, net of hedge	(0.4)	0.6	(10.2)	(1.7)
Effective portion of changes in fair value of cash flow hedges	(14.7)	5.8	3.2	(12.7)
Taxation charge/(credit) relating to components of other comprehensive income	4.5	(1.8)	2.1	1.9
Items that may be subsequently reclassified to the Statement of Profit or Loss	(10.6)	4.6	(4.9)	(12.5)
Other comprehensive loss for the period, net of tax	(19.8)	(16.2)	(19.9)	(57.0)
Total comprehensive income for the period	36.6	23.0	146.5	50.7
Equity owners of the parent	36.6	23.0	146.6	51.0
Non-controlling interests	€ 0.0	€ 0.0	€ (0.1)	€ (0.3)